Other Accounts Receivable And Prepaid Expenses	12 Months Ended
Dec. 31, 2012
Other Accounts Receivable And Prepaid Expenses [Abstract]
Other Accounts Receivable And Prepaid Expenses
NOTE 4	-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2 0 1 2	2 0 1 1

Prepaid expenses	$337	$312
Deferred tax asset	370	50
Government institutions	693	704
Other	192	198
	$1,592	$1,264